Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at May. 31, 2023	$ 1,350	$ (1,350)	$ 13	$ (295,056)	$ (304)	$ (295,347)
Balance, shares at May. 31, 2023	13,500,000
Net income				247,884		247,884
Foreign currency translation adjustment					(366)	(366)
Balance at May. 31, 2024	$ 1,350	(1,350)	13	(47,172)	(670)	(47,829)
Balance, shares at May. 31, 2024	13,500,000
Net income				1,018,485		1,018,485
Foreign currency translation adjustment					(6,990)	(6,990)
Balance at May. 31, 2025	$ 1,350	(1,350)	13	971,313	(7,660)	963,666
Balance, shares at May. 31, 2025	13,500,000
Net income				46,780		46,780
Foreign currency translation adjustment					342	342
Balance at May. 31, 2026	$ 1,350	$ (1,350)	$ 13	$ 1,018,093	$ (7,318)	$ 1,010,788
Balance, shares at May. 31, 2026	13,500,000